SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Accounting Policies [Abstract]
Restricted cash current	$ 24,000	$ 31,000	$ 25,000
Allowance for doubtful debts	42,000	64,000	$ 47,000
Impairment expenses	0	0
Cumulative research and development grants	156,000	$ 156,000
Inventory wrote-off	$ 61,000